Fair value of financial instruments - Carrying or notional amounts and estimated fair values for financial instruments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets:
Cash and due from banks	$ 428,433,000	$ 491,065,000
Money market investments	17,536,719,000	11,640,880,000
Debt Securities Available for sale, at fair value	24,968,269,000	21,561,152,000
Debt securities held-to-maturity, net	71,365,000	82,360,000
Equity securities:
Equity securities, at lower of cost or realizable value	189,977,000	173,737,000
Loans held in portfolio, net	28,545,191,000	28,488,946,000
Mortgage servicing rights	121,570,000	118,395,000	$ 150,906,000
Deposits
Time deposits	6,712,149,000	7,307,848,000
Deposits	67,005,088,000	56,866,340,000
Assets sold under agreements to repurchase	91,603,000	121,303,000
Other short-term borrowings	75,000,000	0
Notes payable:
Notes payable	988,563,000	1,224,981,000
Derivatives	22,878,000	18,925,000
Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	65,380,000	70,768,000
Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt Securities Available for sale, at fair value	221,265,000	392,132,000
Debt securities held-to-maturity, net	25,000	31,000
Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	5,960,000	11,561,000
Other
Financial Assets:
Debt Securities Available for sale, at fair value	128,000	235,000
Carrying amount
Financial Assets:
Cash and due from banks	428,433,000	491,065,000
Money market investments	17,536,719,000	11,640,880,000
Trading account debt securities, excluding derivatives	29,711,000	36,674,000
Debt Securities Available for sale, at fair value	24,968,269,000	21,561,152,000
Debt securities held-to-maturity, net	71,365,000	82,360,000
Equity securities:
FHLB Stock	59,918,000	49,799,000
FRB stock	96,217,000	93,045,000
Other investments	33,842,000	30,893,000
Equity securities, at lower of cost or realizable value	189,977,000	173,737,000
Loans held-for-sale	59,168,000	99,455,000
Loans held in portfolio, net	28,545,191,000	28,488,946,000
Mortgage servicing rights	121,570,000	118,395,000
Derivatives	26,093,000	20,785,000
Deposits
Demand deposits	60,292,939,000	49,558,492,000
Time deposits	6,712,149,000	7,307,848,000
Deposits	67,005,088,000	56,866,340,000
Assets sold under agreements to repurchase	91,603,000	121,303,000
Other short-term borrowings	75,000,000
Notes payable:
Advances with the FHLB	492,429,000	542,469,000
Unsecured senior debt securities	297,842,000	296,574,000
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	198,292,000	384,929,000
FRB advances		1,009,000
Notes payable	988,563,000	1,224,981,000
Derivatives	22,878,000	18,925,000
Contingent consideration	9,241,000
Carrying amount | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	65,380,000	70,768,000
Carrying amount | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	25,000	31,000
Carrying amount | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	5,960,000	11,561,000
Fair Value
Financial Assets:
Cash and due from banks	428,433,000	491,065,000
Money market investments	17,536,719,000	11,640,880,000
Trading account debt securities, excluding derivatives	29,711,000	36,674,000
Debt Securities Available for sale, at fair value	24,968,269,000	21,561,152,000
Debt securities held-to-maturity, net	83,368,000	94,891,000
Equity securities:
FHLB Stock	59,918,000	49,799,000
FRB stock	96,217,000	93,045,000
Other investments	36,210,000	31,085,000
Equity securities, at lower of cost or realizable value	192,345,000	173,929,000
Loans held-for-sale	59,885,000	102,189,000
Loans held in portfolio, net	27,489,583,000	27,098,297,000
Mortgage servicing rights	121,570,000	118,395,000
Derivatives	26,093,000	20,785,000
Deposits
Demand deposits	60,292,939,000	49,558,492,000
Time deposits	6,647,301,000	7,319,963,000
Deposits	66,940,240,000	56,878,455,000
Assets sold under agreements to repurchase	91,602,000	121,257,000
Other short-term borrowings	75,000,000
Notes payable:
Advances with the FHLB	496,091,000	561,977,000
Unsecured senior debt securities	319,296,000	321,078,000
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	201,879,000	395,078,000
FRB advances		1,009,000
Notes payable	1,017,266,000	1,279,142,000
Derivatives	22,878,000	18,925,000
Contingent consideration	9,241,000
Fair Value | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	77,383,000	83,298,000
Fair Value | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	25,000	32,000
Fair Value | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	5,960,000	11,561,000
Fair Value | Level 1
Financial Assets:
Cash and due from banks	428,433,000	491,065,000
Money market investments	17,530,640,000	11,634,851,000
Trading account debt securities, excluding derivatives	6,530,000	11,506,000
Debt Securities Available for sale, at fair value	0	3,499,781,000
Debt securities held-to-maturity, net	0	0
Equity securities:
FHLB Stock	0	0
FRB stock	0	0
Other investments	0	0
Equity securities, at lower of cost or realizable value	0	0
Loans held-for-sale	0	0
Loans held in portfolio, net	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Deposits
Demand deposits	0	0
Time deposits	0	0
Deposits	0	0
Assets sold under agreements to repurchase	0	0
Other short-term borrowings	0
Notes payable:
Advances with the FHLB	0	0
Unsecured senior debt securities	0	0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0	0
FRB advances		0
Notes payable	0	0
Derivatives	0	0
Contingent consideration	0
Fair Value | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 1 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 2
Financial Assets:
Cash and due from banks	0	0
Money market investments	6,079,000	6,029,000
Trading account debt securities, excluding derivatives	22,703,000	24,509,000
Debt Securities Available for sale, at fair value	24,967,443,000	18,060,357,000
Debt securities held-to-maturity, net	5,960,000	11,561,000
Equity securities:
FHLB Stock	59,918,000	49,799,000
FRB stock	96,217,000	93,045,000
Other investments	32,429,000	29,590,000
Equity securities, at lower of cost or realizable value	188,564,000	172,434,000
Loans held-for-sale	0	0
Loans held in portfolio, net	0	0
Mortgage servicing rights	0	0
Derivatives	26,093,000	20,785,000
Deposits
Demand deposits	60,292,939,000	49,558,492,000
Time deposits	6,647,301,000	7,319,963,000
Deposits	66,940,240,000	56,878,455,000
Assets sold under agreements to repurchase	91,602,000	121,257,000
Other short-term borrowings	75,000,000
Notes payable:
Advances with the FHLB	496,091,000	561,977,000
Unsecured senior debt securities	319,296,000	321,078,000
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	201,879,000	395,078,000
FRB advances		1,009,000
Notes payable	1,017,266,000	1,279,142,000
Derivatives	22,878,000	18,925,000
Contingent consideration	0
Fair Value | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 2 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	5,960,000	11,561,000
Fair Value | Level 3
Financial Assets:
Cash and due from banks	0	0
Money market investments	0	0
Trading account debt securities, excluding derivatives	478,000	659,000
Debt Securities Available for sale, at fair value	826,000	1,014,000
Debt securities held-to-maturity, net	77,408,000	83,330,000
Equity securities:
FHLB Stock	0	0
FRB stock	0	0
Other investments	3,704,000	1,495,000
Equity securities, at lower of cost or realizable value	3,704,000	1,495,000
Loans held-for-sale	59,885,000	102,189,000
Loans held in portfolio, net	27,489,583,000	27,098,297,000
Mortgage servicing rights	121,570,000	118,395,000
Derivatives	0	0
Deposits
Demand deposits	0	0
Time deposits	0	0
Deposits	0	0
Assets sold under agreements to repurchase	0	0
Other short-term borrowings	0
Notes payable:
Advances with the FHLB	0	0
Unsecured senior debt securities	0	0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0	0
FRB advances		0
Notes payable	0	0
Derivatives	0	0
Contingent consideration	9,241,000
Fair Value | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	77,383,000	83,298,000
Fair Value | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	25,000	32,000
Fair Value | Level 3 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	0	$ 0
Fair Value | NAV
Financial Assets:
Cash and due from banks	0
Money market investments	0
Trading account debt securities, excluding derivatives	0
Debt Securities Available for sale, at fair value	0
Debt securities held-to-maturity, net	0
Equity securities:
FHLB Stock	0
FRB stock	0
Other investments	77,000
Equity securities, at lower of cost or realizable value	77,000
Loans held-for-sale	0
Loans held in portfolio, net	0
Mortgage servicing rights	0
Derivatives	0
Deposits
Demand deposits	0
Time deposits	0
Deposits	0
Assets sold under agreements to repurchase	0
Other short-term borrowings	0
Notes payable:
Advances with the FHLB	0
Unsecured senior debt securities	0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Notes payable	0
Derivatives	0
Contingent consideration	0
Fair Value | NAV | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	0
Fair Value | NAV | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	0
Fair Value | NAV | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	$ 0